Standards Issued but not yet effective	6 Months Ended
Jun. 30, 2018
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Standards issued but not yet effective
Standards issued but not yet effective

A number of new standards and amendments to standards are effective for annual periods beginning after 1 January 2018 and early application is permitted. However, the Group has not early adopted the following new or amended standards in preparing these condensed consolidated interim financial statements.

The Group has the following updates to information provided in the consolidated financial statements for the year ended December 31, 2017 about the standards issued but not yet effective that may have a significant impact on the Group’s consolidated financial statements.

IFRS 16 Leases
IFRS 16 Leases published on January 13, 2016 makes a distinction between a service contract and a lease based on whether the contract conveys the right to control the use of an identified asset and introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for shortterm leases and leases of low value items. Lessor accounting remains similar to the current standard – i.e. lessors continue to classify leases as finance or operating leases. IFRS 16 replaces existing leases guidance including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases—Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard is effective for annual periods beginning on or after January 1, 2019. The Group will adopt IFRS 16 as of January 1, 2019.

The Group has completed an initial assessment of the potential impact on its consolidated financial statements but has not yet completed its detailed assessment. The actual impact of applying IFRS 16 on the financial statements in the period of initial application will depend on future economic conditions, including the Group's borrowing rate at January 1, 2019, the composition of the Group's lease portfolio at that date, the Group's latest assessment of whether it will exercise any lease renewal options and the extent to which the Group chooses to use practical expedients and recognition exemptions. The Group expects that the most significant impact will be that the Group will recognize new assets and liabilities for its operating leases as lessee. In addition, the nature and recognition of expenses related to those leases will change as IFRS 16 replaces the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities. No significant impact is expected for the Group's finance leases. The Group does not expect the adoption of IFRS 16 to impact its ability to comply with loan covenants.

As a lessee, the Group can either apply the standard using a retrospective approach or a modified retrospective approach with optional practical expedients. The Group currently anticipates adopting the standard on January 1, 2019, using the modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 will be recognized as an adjustment to the opening balance of retained earnings at January 1, 2019, with no restatement of comparative information.